As filed with the SEC on February 26, 2010.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02273

TRANSAMERICA INCOME SHARES, INC.
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida	33716
(Address of principal executive offices)	(Zip code)

Dennis P. Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	March 31

Date of reporting period:	October 1, 2009 – December 31, 2009

Item 1. Schedule of Investments.

The unaudited Schedule of Investments of Registrant as of December 31, 2009 is attached.

Transamerica Income Shares, Inc.

SCHEDULE OF INVESTMENTS

At December 31, 2009

(all amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.6%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/2019	$2,025		$2,102
Total U.S. Government Obligation (cost $2,131)

FOREIGN GOVERNMENT OBLIGATIONS - 2.0%
Australia Government Bond
5.25%, 08/15/2010	AUD	1,400	1,265
United Mexican States
7.50%, 06/21/2012	MXN	17,500	1,375
Total Foreign Government Obligations (cost $2,694)			2,640

MORTGAGE-BACKED SECURITIES - 13.5%
American Tower Trust
Series 2007-1A, Class C
5.62%, 04/15/2037 -144A		$1,555	1,587
BCAP LLC Trust
Series 2009-RR10, Class 2A1
4.92%, 08/26/2035 -144A *		878	843
Series 2009-RR3, Class 2A1
5.65%, 05/26/2037 -144A		529	511
Series 2009-RR6, Class 2A1
5.36%, 08/26/2035 -144A Ə		1,181	1,146
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-4, Class 3A1
4.98%, 07/25/2033		907	855
Crown Castle Towers LLC
Series 2006-1A, Class C
5.47%, 11/15/2036 -144A		1,100	1,125
Series 2006-1A, Class D
5.77%, 11/15/2036 -144A		900	920
Jefferies & Co., Inc.
Series 2009-R2, Class 2A
6.53%, 12/26/2037 -144A Ə		615	572
Series 2009-R7, Class 10A3
6.00%, 12/26/2036 -144A Ə		539	514
Series 2009-R7, Class 12A1
5.50%, 08/26/2036 -144A Ə		623	598
Series 2009-R7, Class 16A1
5.68%, 12/26/2036 -144A Ə *		476	477
Series 2009-R7, Class 1A1
5.59%, 02/26/2036 -144A Ə		952	909
Series 2009-R7, Class 4A1
3.74%, 09/26/2034 -144A Ə *		905	859
Series 2009-R9, Class 1A1
5.84%, 08/26/2046 -144A		909	872
JP Morgan Re-REMIC
Series 2009-7, Class 8A1
5.82%, 01/27/2047 -144A		962	927
SBA CMBS Trust
Series 2006-1A, Class D
5.85%, 11/15/2036 -144A		1,837	1,875
Series 2006-1A, Class E
6.17%, 11/15/2036 -144A		540	549
WaMu Mortgage Pass Through Certificates
Series 2003-S9, Class A6
5.25%, 10/25/2033		1,350	1,349
Wells Fargo Mortgage Backed Securities Trust
Series 2003-G, Class A1
4.10%, 06/25/2033 *		967	946
Series 2003-L, Class 1A2
4.56%, 11/25/2033 *		885	868
Total Mortgage-Backed Securities (cost $17,911)			18,302

ASSET-BACKED SECURITIES - 2.6%
American Airlines Pass-Through Trust
Series 2001-2, Class A2
7.86%, 10/01/2011		1,350	1,350
Continental Airlines, Inc.
Series 1997, Class 1A
7.46%, 10/01/2016		792	752
Delta Air Lines, Inc.
Series 2000-1, Class A-2
7.57%, 05/18/2012		1,360	1,379
Total Asset-Backed Securities (cost $3,465)			3,481

CORPORATE DEBT SECURITIES - 72.1%
Building Products - 0.5%
Voto-Votorantim Overseas Trading Operations NV
6.63%, 09/25/2019 -144A		675	677
Capital Markets - 2.1%
Macquarie Group, Ltd.
7.30%, 08/01/2014 -144A		1,260	1,361
Raymond James Financial, Inc.
8.60%, 08/15/2019		1,310	1,418
Chemicals - 2.7%
Cytec Industries, Inc.
8.95%, 07/01/2017		580	688
Dow Chemical Co.
8.55%, 05/15/2019		1,300	1,552
Momentive Performance Materials, Inc.
9.75%, 12/01/2014 Λ Ђ		765	736
Yara International ASA
7.88%, 06/11/2019 -144A		650	742
Commercial Banks - 5.8%
Barclays Bank PLC
10.18%, 06/12/2021 -144A		1,212	1,565
City National Corp.
5.13%, 02/15/2013		1,020	1,022
PNC Financial Services Group, Inc.
8.25%, 05/29/2049 Ž		1,250	1,263
Rabobank Nederland NV
11.00%, 06/30/2019 -144A ■ Ž		1,095	1,335
Scotland International Finance
6.50%, 02/15/2011 -144A		1,310	1,269
Wells Fargo Capital XIII
7.70%, 03/26/2013 Ž		1,440	1,397
Construction Materials - 0.5%
CRH America, Inc.
6.95%, 03/15/2012		565	612
Consumer Finance - 1.0%
Cardtronics, Inc.
9.25%, 08/15/2013 Ђ		1,264	1,300
Containers & Packaging - 2.7%
Graphic Packaging International, Inc.
9.50%, 06/15/2017		2,375	2,517
Rexam PLC
6.75%, 06/01/2013 -144A		1,180	1,254
Distributors - 0.2%
McJunkin Red Man Corp.
9.50%, 12/15/2016 -144A		275	269
Diversified Financial Services - 11.9%
Cemex Finance LLC
9.50%, 12/14/2016 -144A		1,300	1,362

The notes are an integral part of this report.

Transamerica Income Shares, Inc.	December 31, 2009 Form NQ

	Principal	Value
Diversified Financial Services (continued)
City National Capital Trust I
9.63%, 02/01/2040	$1,380	$1,466
Ford Motor Credit Co. LLC
7.88%, 06/15/2010	870	883
Glencore Funding LLC
6.00%, 04/15/2014 -144A	1,500	1,535
Harley-Davidson Funding Corp.
5.25%, 12/15/2012 -144A	1,295	1,324
Hyundai Capital Services, Inc.
6.00%, 05/05/2015 -144A Λ	1,226	1,276
JPMorgan Chase Capital XXVII
7.00%, 11/01/2039	1,345	1,356
Lukoil International Finance BV
6.38%, 11/05/2014 -144A	1,680	1,726
Pemex Finance, Ltd.
9.03%, 02/15/2011	975	1,004
QHP Pharma
10.25%, 03/15/2015 -144A	1,160	1,165
Selkirk Cogen Funding Corp. - Series A
8.98%, 06/26/2012	824	865
Sensus USA, Inc.
8.63%, 12/15/2013	300	306
TNK-BP Finance SA
7.50%, 03/13/2013 -144A	680	711
ZFS Finance USA Trust II
6.45%, 06/15/2016 -144A	1,430	1,273
Diversified Telecommunication Services - 0.9%
Sprint Capital Corp.
7.63%, 01/30/2011	1,300	1,331
Electric Utilities - 0.9%
KCP&L Greater Missouri Operations Co.
11.88%, 07/01/2012 Ђ	1,085	1,256
Electronic Equipment & Instruments - 1.0%
Tyco Electronics, Ltd.
6.55%, 10/01/2017	1,334	1,379
Energy Equipment & Services - 2.1%
Enterprise Products Operating LLC
8.38%, 08/01/2066	600	585
Regency Energy Partners
9.38%, 06/01/2016 -144A	750	799
Weatherford International, Ltd.
9.63%, 03/01/2019	1,200	1,496
Food & Staples Retailing - 1.5%
Ingles Markets, Inc.
8.88%, 05/15/2017	1,055	1,097
Stater Brothers Holdings, Inc.
8.13%, 06/15/2012	915	924
Food Products - 2.4%
Lorillard Tobacco Co.
8.13%, 06/23/2019	565	621
M-Foods Holdings, Inc.
9.75%, 10/01/2013 -144A	1,100	1,143
Michael Foods, Inc.
8.00%, 11/15/2013	1,500	1,536
Gas Utilities - 1.4%
DCP Midstream LLC
9.75%, 03/15/2019 -144A	610	751
EQT Corp.
8.13%, 06/01/2019	890	1,028
Hotels, Restaurants & Leisure - 3.0%
Carrols Corp.
9.00%, 01/15/2013	450	457
Hyatt Hotels Corp.
6.88%, 08/15/2019 -144A	1,140	1,138
MGM Mirage, Inc.
8.38%, 02/01/2011 Λ	1,645	1,558
Pokagon Gaming Authority
10.38%, 06/15/2014 -144A	1,000	1,040
Household Durables - 1.9%
Lennar Corp.
12.25%, 06/01/2017	450	542
Sealy Mattress Co.
8.25%, 06/15/2014	800	800
Whirlpool Corp.
8.00%, 05/01/2012	1,180	1,279
Insurance - 3.9%
American Financial Group, Inc.
9.88%, 06/15/2019	920	1,032
Chubb Corp.
6.38%, 03/29/2067	729	678
Oil Insurance, Ltd. - Series A
7.56%, 06/30/2011 -144A Ž	2,004	1,590
Reinsurance Group of America, Inc. - Series A
6.75%, 12/15/2065	600	507
Travelers Cos., Inc.
6.25%, 03/15/2037 ■	1,580	1,439
Machinery - 0.8%
Polypore, Inc.
8.75%, 05/15/2012	450	448
Titan International, Inc.
8.00%, 01/15/2012	600	588
Media - 0.6%
Lions Gate Entertainment, Inc.
10.25%, 11/01/2016 -144A	775	768
Metals & Mining - 4.8%
Anglo American Capital PLC
9.38%, 04/08/2019 -144A	1,165	1,479
ArcelorMittal
5.38%, 06/01/2013	680	718
FMG Finance Property, Ltd.
10.63%, 09/01/2016 -144A	500	553
Freeport-McMoRan Copper & Gold, Inc.
8.38%, 04/01/2017	1,000	1,095
Rio Tinto Finance USA, Ltd.
9.00%, 05/01/2019	1,100	1,392
Xstrata Canada Corp.
7.35%, 06/05/2012	1,200	1,289
Multi-Utilities - 1.5%
Black Hills Corp.
9.00%, 05/15/2014	640	730
Sempra Energy
9.80%, 02/15/2019	1,090	1,361
Oil, Gas & Consumable Fuels - 5.0%
Enbridge Energy Partners, LP
9.88%, 03/01/2019	990	1,254
GAZ Capital SA
8.13%, 07/31/2014 -144A	940	996
Opti Canada, Inc.
8.25%, 12/15/2014	1,000	824

The notes are an integral part of this report.

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Petrohawk Energy Corp.
9.13%, 07/15/2013	$1,000	$1,045
Petroleum Co. of Trinidad & Tobago, Ltd.
9.75%, 08/14/2019 -144A	647	724
Petroleum Development Corp.
12.00%, 02/15/2018	400	413
Ras Laffan Liquefied Natural Gas Co., Ltd. III
6.75%, 09/30/2019 -144A	1,385	1,497
Paper & Forest Products - 1.5%
Ainsworth Lumber Co., Ltd.
11.00%, 07/29/2015 -144A	1,230	764
Exopack Holding, Inc.
11.25%, 02/01/2014	1,175	1,194
Real Estate Investment Trusts - 6.8%
Dexus Property Group
7.13%, 10/15/2014 -144A	1,310	1,346
Duke Realty, LP
7.38%, 02/15/2015	1,135	1,197
Healthcare Realty Trust, Inc.
6.50%, 01/17/2017	1,045	1,035
8.13%, 05/01/2011	1,260	1,324
PPF Funding, Inc.
5.35%, 04/15/2012 -144A	1,515	1,372
Simon Property Group, LP
10.35%, 04/01/2019	1,150	1,444
WEA Finance LLC
6.75%, 09/02/2019 -144A	1,325	1,423
Real Estate Management & Development - 1.0%
Post Apartment Homes, LP
5.45%, 06/01/2012	1,380	1,369
Specialty Retail - 0.9%
Michaels Stores, Inc.
11.38%, 11/01/2016 Λ	1,100	1,158
Transportation Infrastructure - 2.1%
ERAC USA Finance Co.
8.00%, 01/15/2011 -144A	1,255	1,316
Kansas City Southern de Mexico SA de CV
7.63%, 12/01/2013	320	315
12.50%, 04/01/2016	1,000	1,150
Wireless Telecommunication Services - 0.7%
Centennial Communications Corp.
6.04%, 01/01/2013 *	880	880
Total Corporate Debt Securities (cost $89,806)		97,696

	Shares
CONVERTIBLE PREFERRED STOCKS - 1.7%
Diversified Financial Services - 1.1%
Vale Capital II 6.75% ▲	17,000	1,407
Road & Rail - 0.6%
Kansas City Southern 5.13% ▲	710	857
Total Convertible Preferred Stocks (cost $1,886)		2,264

PREFERRED STOCKS - 1.3%
Commercial Banks - 0.6%
BB&T Capital Trust VI 9.60% ▲	29,500	838
Diversified Telecommunication Services - 0.7%
Centaur Funding Corp. 9.08% -144A ▲	852	866
Total Preferred Stocks (cost $1,575)		1,704

	Principal
CONVERTIBLE BONDS - 3.1%
Automobiles - 0.8%
Ford Motor Co.
4.25%, 11/15/2016	$845	1,059
Diversified Telecommunication Services - 0.8%
Lucent Technologies, Inc.
2.88%, 06/15/2023 Ђ	1,150	1,140
Pharmaceuticals - 1.0%
Allergan, Inc.
1.50%, 04/01/2026	1,150	1,324
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
2.95%, 12/15/2035	700	676
Total Convertible Bonds (cost $3,766)		4,199

REPURCHASE AGREEMENT - 1.4%
State Street Repurchase Agreement 0.01%, dated 12/31/2009, to be repurchased at $1,924 on 01/04/2010. Collateralized by a U.S. Government Agency Obligation, 4.00%, due 12/15/2017, and with a value of $1,963.	1,924	1,924
Total Repurchase Agreement (cost $1,924)

	Shares
SECURITIES LENDING COLLATERAL - 1.4%
State Street Navigator Securities Lending Trust - Prime Portfolio, 0.24% ▲	1,959,233	1,959
Total Securities Lending Collateral (cost $1,959)

Total Investment Securities (cost $127,117) #		136,271
Other Assets and Liabilities - Net		(997)

Net Assets		$135,274

The notes are an integral part of this report.

(all amounts in thousands)

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(1,000)	01/29/2010	$(1,479)	$45
Euro	1,000	01/29/2010	1,484	(50)
				$(5)

NOTES TO SCHEUDLE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 12/31/2009.
Ə	Security fair valued as determined in good faith in accordance with procedures established by the Board of Directors. These securities had a market value of $5,075, or 3.75% of the fund’s net assets.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $1,920.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 12/31/2009.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
▲	Rate shown reflects the yield at 12/31/2009.
#

Aggregate cost for federal income tax purposes is $127,117. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,555 and $401, respectively. Net unrealized appreciation for tax purposes is $9,154.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 12/31/2009, these securities aggregated $52,693, or 38.95%, of the fund’s net assets.

AUD	Australian Dollar
CMBS	Commercial Mortgage-Backed Security
MXN	Mexican Peso
REMIC	Real Estate Mortgage Investment Conduits (consist of a fixed pool of mortgages broken apart and marketed to investors as individual securities)

The notes are an integral part of this report.

VALUATION SUMMARY:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities - Financials	$2,245	$—	$—	$2,245
Equities - Industrials	857	—	—	857
Equities - Telecommunication Services	866	—	—	866
Fixed Income - Asset-Backed Security	—	3,481	—	3,481
Fixed Income - Consumer Discretionary	—	11,384	—	11,384
Fixed Income - Consumer Staples	—	5,321	—	5,321
Fixed Income - Energy	—	10,384	—	10,384
Fixed Income - Financials	—	43,938	—	43,938
Fixed Income - Foreign Government Obligation	—	2,640	—	2,640
Fixed Income - Health Care	—	1,324	—	1,324
Fixed Income - Industrials	—	6,459	—	6,459
Fixed Income - Information Technology	—	2,055	—	2,055
Fixed Income - Materials	—	13,304	—	13,304
Fixed Income - Mortgage-Backed Security	—	13,227	5,075	18,302
Fixed Income - Telecommunication Services	—	3,351	—	3,351
Fixed Income - U.S. Government Obligation	—	2,102	—	2,102
Fixed Income - Utilities	—	4,375	—	4,375
Cash & Cash Equivalent - Repurchase Agreement	—	1,924	—	1,924
Cash & Cash Equivalent - Securities Lending Collateral	1,959	—	—	1,959
Total	$5,927	$125,269	$5,075	$136,271

Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts - Appreciation	$—	$(45)	$—	$45
Forward Foreign Currency Contracts - Depreciation	—	(50)	—	(50)
Total	$—	$(5)	$—	$(5)

Level 3 Rollforward - Investment Securities

Securities	Beginning Balance at 3/31/2009	Net Purchases/(Sales)	Accrued Discounts/(Premiums)	Total Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Net Transfers In/(Out) of Level 3	Ending Balance at 12/31/2009
Fixed Income - Mortgage-Backed Security	$—	$4,877	$—	$34	$164	$—	$5,075
Total	$—	$4,877	$—	$34	$164	$—	$5,075

* Other financial instruments are derivative instruments. Future Contracts, Forward Foreign Currency Contracts and Swap Contracts are valued at unrealized appreciation (depreciation) on the instrument.

The notes are an integral part of this report.

NOTES TO THE SCHEDULE OF INVESTMENTS

At December 31, 2009

(all amounts in thousands)

(unaudited)

NOTE 1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Transamerica Income Shares, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.  The Fund’s investment objective is to seek as high a level of current income as is consistent with prudent investment, with capital appreciation as only a secondary objective.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

In preparing the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Fund.

Repurchase agreements: Securities purchased subject to a repurchase agreement are held at the Fund’s custodian and pursuant to the terms of the repurchase agreement, must be collaterized by securities with an aggregate market value greater than or equal to 100% of the resale price. The Fund will bear the risk of value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Foreign currency denominated investments: The accounting records of the Fund are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the closing exchange rate each day. Income, expenses, purchases and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Fund combines fluctuations from currency exchange rates and fluctuations in value when computing net realized and unrealized gains or losses from investments.

Net foreign currency gains and losses resulting from changes in exchange rates include: 1) foreign currency fluctuations between trade date and settlement date of investment security transactions; 2) gains and losses on forward foreign currency contracts; and 3) the difference between the receivable amounts of interest and dividends recorded in the accounting records in U.S. dollars and the amounts actually received.

Foreign currency denominated assets may involve risks not typically associated with domestic transactions. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region.

Forward foreign currency contracts: The Fund is subject to foreign currency exchange rate risk exposure in the normal course of pursuing its investment objectives. The Fund may enter into forward foreign currency contracts to hedge against exchange rate risk arising from investments in securities denominated in foreign currencies. Forward foreign currency contracts are marked to market daily, with the change in value recorded as an unrealized gain or loss. When the contracts are settled, a realized gain or loss is incurred. Risks may arise from changes in market value of the underlying currencies and from the possible inability of counterparties to meet the terms of their contracts.

Open forward foreign currency contracts at December 31, 2009 are listed in the Schedule of Investments.

Securities lending: Securities are lent to qualified financial institutions and brokers. The lending of Fund securities exposes the Fund to risks such as the following: (i) the borrowers may fail to return the loaned securities; (ii) the borrowers may not be able to provide additional collateral; (iii) the Fund may experience delays in recovery of the loaned securities or delays in access to collateral; or (iv) the Fund may experience losses related to the investment collateral. To minimize certain of these risks, loan counterparties pledge cash collateral equal to at least the market value of the securities loaned. Cash collateral received is invested in the State Street Navigator Securities Lending Trust-Prime Portfolio, a money market mutual fund registered under the 1940 Act. By lending such securities, the Fund attempts to increase its net investment income through the receipt of interest (after rebates and fees).

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. SECURITY VALUATIONS

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the close of the New York Stock Exchange (“NYSE”), normally 4 p.m. ET, each day the NYSE is open for business. The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three Levels of inputs are:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, that are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs, to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

Fair value measurements: A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities (common and preferred stock):  Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Foreign securities generally are valued based on quotations from the primary market in which they are traded and are categorized in Level 1.  Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts (“ADR”), financial futures, Exchange Traded Funds (“ETF”), and the movement of the certain indices of securities based on a statistical analysis of their historical relationship such valuations generally are categorized in Level 2.

Preferred stock, repurchase agreement, and other equities traded on inactive markets or valued by reference to similar instruments are also generally categorized in Level 2.

Corporate bonds: The fair value of corporate bonds is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate bonds are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Asset backed securities: The fair value of asset backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Short-term notes: Short-term notes are valued using amortized cost, which approximates fair value. To the extent the inputs are observable and timely, the values would be generally categorized in Level 2 of the fair value hierarchy.

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At December 31, 2009

(all amounts in thousands)

(unaudited)

NOTE 2. (continued)

Government securities: Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Government securities generally are categorized in Level 2 of the fair value hierarchy.

U.S ..government agency securities: U.S. government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U. S. government securities. Mortgage pass-throughs include to-be-announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Option Contracts and derivative instruments are carried at unrealized appreciation/ depreciation, including forward contracts, swap contracts, and future contracts. These are generally categorized as a level 2 in the fair value hierarchy. Over the counter (“OTC”) derivative contracts include forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled by taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case for interest rate swap and option contracts. A substantial majority of OTC derivative products valued by the Fund using pricing models fall into this category and generally are categorized in Level 2 of the fair value hierarchy.

Other: Securities for which quotations are not readily available or whose values have been determined to be unreliable are valued at fair market value as determined in good faith by Transamerica Asset Management, Inc.’s (“TAM”) Valuation Committee under the supervision of the Board of Directors.

The hierarchy classification of inputs used to value the Fund’s investments, at December 31, 2009, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, are included at the end of the Fund’s Schedule of Investments.

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-Q(a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted  by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonable likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Income Shares, Inc.
(Registrant)

By:	/s/ John K. Carter
Chief Executive Officer
Date: February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
Chief Executive Officer
Date:	February 26, 2010

By:	/s/ Joseph P. Carusone
Principal Financial Officer
Date:	February 26, 2010